Convertible Preferred shares, shareholders' Deficit and Equity incentive Plan	12 Months Ended
Dec. 31, 2022
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Convertible Preferred shares, shareholders’ Equity (Deficit) and Equity incentive Plan
9.	Convertible Preferred shares, shareholders’ Equity (Deficit) and Equity incentive Plan

a.	General:

The Ordinary Shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

On March 21, 2021, the Company's shareholders approved the change of share capital from NIS 0.01 par value to no par-value. The change in par value has not yet been filed with and by the Israel Corporate Registrar, which filing is declarative in nature.

On March 21, 2021, the Company's shareholders approved a share split of the Company’s Ordinary Shares at a ratio of 1-to 600. As a result of the share split, (i) every one authorized, issued and outstanding ordinary share was increased to six hundred (600) of shares authorized, issued and outstanding Ordinary Shares, (ii) the number of Ordinary Shares into which each outstanding option to purchase an Ordinary Share is exercisable was proportionally increased on a 1-to 600 basis, (iii) all share prices and exercise prices were proportionally decreased. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 1-to 600 shares split, and (iv) the conversion ratio for the convertible preferred shares to Ordinary Shares was updated on a 1-to 600 basis.

All references to ordinary and convertible preferred shares amounts and per share amounts have been retroactively restated to reflect the change in par value as if it had taken place as of the beginning of the earliest period presented.

b.	Share options plans:

In 2013, the Company adopted the Global-e Online Ltd. 2013 Share Incentive Plan (“2013 Plan”), under which the Company may grant various forms of equity incentive compensation at the discretion of the board of directors, including share options. The awards have varying terms, but generally vest over four years. Share options expire between 7 and 10 years after the date of grant. The Company issues new Ordinary Shares upon exercise of share options.

In February 2019, the Company extended the contractual term for all share option grants from 7 years to 10 years. The Company concluded that the extension of the contractual term for all share option grants modified the terms of all outstanding share options held by employees and nonemployees.

We no longer grant any awards under the 2013 Plan as it was superseded by the 2021 Plan, although previously granted awards remain outstanding. Ordinary Shares subject to outstanding options granted under the 2013 Plan that expire or become unexercisable without having been exercised in full will become available again for future grant under the 2021 Plan.
The 2021 Share Incentive Plan, or the 2021 Plan, was adopted by our board of directors on March 1, 2021. The 2021 Plan provides for the grant of equity-based incentive awards to our employees, directors, office holders, service providers and consultants in order to incentivize them to increase their efforts on behalf of the Company and to promote the success of the Company’s business.

The maximum number Ordinary Shares available for issuance under the 2021 Plan is equal to the sum of (i) 13,500,000 shares, (ii) any shares subject to awards under the 2013 Plan which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the Plan, equal to five percent (5%) of the outstanding ordinary shares of the Company on the last day of the immediately preceding calendar year. No more than 13,500,000 Ordinary Shares may be issued upon the exercise of incentive stock options, or ISOs. If permitted by our board of directors, shares tendered to pay the exercise price or withholding tax obligations with respect to an award granted under the 2021 Plan or the 2013 Plan may again be available for issuance under the 2021 Plan. Our board of directors may also reduce the number of Ordinary Shares reserved and available for issuance under the 2021 Plan in its discretion.

A summary of share option activity under the Company’s equity incentive plan and related information is as follows:

	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2021	10,132,154	$2.26	7.13	$619,339.90
Granted	-
Exercised	(976,601)	$1.19		$18,991
Forfeited	(101,260)	$2.34
Balance as of December 31, 2022	9,054,293	$2.38	6.20	$165,347
Exercisable as of December 31, 2022	7,899,747	$2.30	6.01	$144,877

The weighted-average grant date fair value of options granted during the years ended December 31, 2020 was $3.05.  During the year ended December 31,2021 and 2022 no options were granted. As of December 31, 2022, unrecognized share-based compensation cost related to unvested share options was $4,739, which is expected to be recognized over a weighted-average period of 1.41 years.

The Black-Scholes assumptions used to value the employee options at the grant dates are as follows:

Year Ended December 31,
2020
Expected term (years)	6.11
Expected volatility	70.0%
Risk-free interest rate	0.37% - 1.45%
Expected dividend yield	0.0

These assumptions and estimates were determined as follows:
•
Fair Value of Ordinary Shares. Prior to IPO, the fair value was determined by our board of directors, with input from management and valuation reports prepared by third-party valuation specialists. Post IPO, the fair value of each ordinary share was based on the closing price of our publicly traded Ordinary Shares as reported on the date of the grant.

•
Risk-Free Interest Rate. The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

•
Expected Term. The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

•
Expected Volatility. Since the Company has no trading history of its Ordinary Shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

•
Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

A summary of RSU’s activity under the Company’s equity incentive plan and related information is as follows:

	Amount of RSU’s	Weighted average grant date fair value
Unvested as of December 31, 2021	443,018	$63.49
Granted	1,449,829	36.33
Vested	(337,456)	64.91
Forfeited	(206,709)	50.80

Unvested as of December 31, 2022	1,348,682	$36.18

As of December 31, 2021 and 2022, unrecognized share-based compensation cost related to unvested RSU’s was $23,402 and $38,614, respectively, which are expected to be recognized over a weighted-average period of 2.55 and 2.17 years.
Share-Based Compensation

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Cost of revenue	$10	$85	$262
Research and development	507	4,192	21,970
Sales and marketing	442	1,287	3,877
General and administrative	2,997	6,437	12,800
Total share-based compensation expense	$3,956	$12,001	$38,909

The Company has the following Ordinary Shares reserved for future issuance:

	December 31,
	2021	2022
Conversion of convertible preferred shares	-	-
Outstanding share options	10,132,154	9,054,293
Unvested RSU’s	443,018	1,348,682
Remaining shares available for future issuance under the 2021 Plan	2,749,064	19,705,622
Total shares of ordinary shares reserved	13,324,236	30,108,597

Ordinary Share warrants

Ordinary Share warrants are included as a component of additional paid in capital within the consolidated balance sheets.

During the year ended December 31, 2021, the Company granted warrants to purchase 19,604,239 shares of Ordinary Shares in connection with a commercial agreement with Shopify Inc. The exercise price was $0.01 per share, and the term of the warrants was 10 years. We valued the warrants at the grant date using the Black-Scholes-Merton option pricing model. In connection with these warrants, we recognized an asset of $423.1 million as of December 31, 2022 associated with the fair value of the warrants, of which 17,628,619 were vested and exercised as of December 31, 2022.

During the year ended December 31, 2022, the Company granted warrants to purchase 1,289,064 shares of Ordinary Shares in connection with a commercial agreement with Shopify Inc which were all vested and exercised. The exercise price was $0.01 per share, and the term of the warrants was 10 years. We valued the warrants at the fair market value at the grant date. In connection with these warrants, we recognized an asset of $81.7 million as of December 31, 2022 associated with the fair value of the warrants.
During the year ended December 31, 2022 the Company granted warrants of up to an aggregate of 738,081 Ordinary Shares which will vest upon the achievements of certain performance milestones, which have yet to be met as of December 31, 2022. As the Company estimates that all predetermined terms will be met, the Company recorded expenses related to this warrant to represent the probable future economic benefits to be realized over a four-year expected benefit period.

This asset is recorded in the Company’s consolidated balance sheets. Refer to Note 7.

Third Party Share Transactions

In April and November 2020, the Company recorded $1,346 and $809, respectively, of share-based compensation expenses associated with the two secondary share purchase transactions during the year ended December 31, 2020.The secondary share purchase transactions were executed among certain of the Company’s founders, employees, and shareholders. The April 2020 secondary share purchase transaction was consummated concurrently with the issuance of the Company’s Series E convertible preferred shares. The Company assessed the impact of these transactions as holders of economic interest in the Company acquired shares from the Company’s employees and founders at a price in excess of fair value of such shares. Accordingly, the Company recognized such excess value as share-based compensation expense.